1. General information (Details Narrative) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
General Information Details Narrative Abstract
Comprehensive profit for the year	$ 4,293,519	$ 5,095,638	$ 250,134
Working capital	$ (7,300,000)